Vessels - Additional Information (Details) $ in Thousands		12 Months Ended
	May 02, 2023 USD ($) m³	Dec. 31, 2023 USD ($) business vessel m³	Dec. 31, 2022 USD ($) vessel
Property, Plant and Equipment [Line Items]
Net book value of vessels		$ 1,754,382	$ 1,692,494
Disposal Group, Disposed of by Sale, Not Discontinued Operations [Member] | Navigator Orion [Member]
Property, Plant and Equipment [Line Items]
Vessels cargo capacity (in cbm) | m³	22,085
Disposal of vessel	$ 20,700
2023 Vessel Acquisitions [Member]
Property, Plant and Equipment [Line Items]
Aggregate consideration		191,700
Drawdown on secured term loan		123,500
Equity contribution		27,300
Payments from available cash on hand		$ 40,900
2023 Vessel Acquisitions [Member] | 2018-Built Ethylene [Member]
Property, Plant and Equipment [Line Items]
Number of businesses acquired | business		1
Vessels cargo capacity (in cbm) | m³		17,000
2023 Vessel Acquisitions [Member] | 2019-Built Ethylene [Member]
Property, Plant and Equipment [Line Items]
Number of businesses acquired | business		3
Vessels cargo capacity (in cbm) | m³		22,000
Variable Interest Entity, Primary Beneficiary [Member]
Property, Plant and Equipment [Line Items]
Cost of vessels		$ 83,600	83,600
Net book value of vessels		62,600	66,100
Collateralized Loan Obligations [Member]
Property, Plant and Equipment [Line Items]
Net book value of vessels		$ 1,385,500	$ 1,420,900
Time Charter Agreements [Member]
Property, Plant and Equipment [Line Items]
Number of vessels contracted | vessel		38	34
Cost of vessels		$ 1,974,400	$ 1,776,000
Net book value of vessels		$ 1,323,800	$ 1,236,000